Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Motor vehicles	3 years
Minimum [Member]
Statement Line Items [Line Items]
Property	1 year 3 months 19 days
Maximum [Member]
Statement Line Items [Line Items]
Property	6 years